Summary of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 9,014	$ 9,539
Foreign currency adjustment	32	(525)
Balance at the end of the year	$ 9,046	$ 9,014